Acquisitions	12 Months Ended
Dec. 31, 2019
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Acquisitions
Note 30: Acquisitions
Acquisitions primarily comprise the purchase of businesses that are integrated into existing operations to broaden the Company’s range of offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the dates of acquisition. Acquisitions also included investments in equity method investments and asset acquisitions.

Acquisition activity
The number of acquisitions completed, and the related total consideration during 2019 and 2018 were as follows:

	Year ended December 31,

	2019		2018

	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	4	1,049	3	228
Less: Cash acquired		(59)		(3)
Businesses acquired, net of cash	4	990	3	225
Contingent consideration payments		-		1
Investments in businesses (1)	-	4	3	252
Asset acquisitions	1	4	-	-
	5	998	6	478
(1) Includes a $248 million equity contribution to Refinitiv.
The following
describes
certain acquisitions completed during 2019 and 2018:

Date	Company	Acquiring Segments	Description
November 2018	Integration Point	Corporates	A provider of global trade management solutions to trade and compliance professionals
July 2019	Confirmation	Tax & Accounting Professionals/Corporates	A provider of digital audit confirmation services to accounting firms, banks and law firms
July 2019	HighQ	Legal Professionals/Corporates	A provider of collaboration tools to the legal and regulatory market segments
October 2019	FC Business Intelligence	Reuters News	A global business-to-business events specialist that was rebranded as Reuters Events

Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations. The details of net assets acquired were as follows:

	Year ended December 31,

	2019	2018
Cash and cash equivalents	59	3
Trade receivables	13	9
Prepaid expenses and other current assets	7	1
Current assets	79	13
Property and equipment	7	1
Computer software	78	25
Other identifiable intangible assets	309	96
Total assets	473	135
Payables and accruals	(29)	(3)
Deferred revenue	(25)	(14)
Other financial liabilities	(1)	-
Current liabilities	(55)	(17)
Provisions and other non-current liabilities	(5)	(3)
Deferred tax	(79)	-
Total liabilities	(139)	(20)
Net assets acquired	334	115
Goodwill	715	113
Total	1,049	228
The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. The majority of goodwill for acquisitions completed in 2019 is not expected to be deductible for tax purposes. Most of the goodwill for acquisitions completed in 2018 is expected to be deductible for tax purposes.
Acquisition transactions were completed by acquiring all equity interests or the net assets of the acquired business.
Other
The revenues and operating profit of acquired businesses since the date of acquisition were not material to the Company’s results of operations.